Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Commodity Strategy Total Return Fund))	0 Months Ended
Apr. 27, 2012
(Oppenheimer Commodity Strategy Total Return Fund)
Bar Chart Table:
Annual Return 2002	27.45%
Annual Return 2003	22.63%
Annual Return 2004	19.62%
Annual Return 2005	26.38%
Annual Return 2006	(13.08%)
Annual Return 2007	30.23%
Annual Return 2008	(54.57%)
Annual Return 2009	9.97%
Annual Return 2010	8.61%
Annual Return 2011	(2.93%)